Note Payable (Details Narrative) - Paycheck Protection Program [Member]	Apr. 12, 2020 USD ($)
Proceeds from loan	$ 312,700
Debt, instrument maturity date	Apr. 12, 2022
Debt instrument, interest rate	1.00%